Related party transactions - Directors remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	£ 10	£ 9	£ 10
Annual incentive plan	13	13	0
Non-Executive Directors' fees	1	1	1
Post employment benefits	2	1	2
Directors
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	3	2	2
Annual incentive plan	4	4	0
Non-Executive Directors' fees	1	1	1
Share option exercises	4	0	0
Shares vesting	3	1	11
Post employment benefits	0	0	1
Directors remuneration	£ 15	£ 8	£ 15